Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Information Additional Disclosure
The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners' share of income, expenses and average net assets.

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$22.38	$28.87	$28.89

Interest Income	0.01	0.01	0.03
Expenses	(1.64)	(2.00)	(2.16)
Realized/Unrealized Income (Loss) (1)	(0.89)	(4.50)	2.11

Net Loss	(2.52)	(6.49)	(0.02)

Net asset value, December 31:	$19.86	$22.38	$28.87

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.5)%	(7.6)%	(7.8)%
Expenses before Incentive Fees	7.6%	7.6%	7.9%
Expenses after Incentive Fees	7.6%	7.6%	7.9%
Net Loss	(11.5)%	(25.2)%	(0.7)%
Total return before incentive fees	(11.3)%	(22.5)%	(0.1)%
Total return after incentive fees	(11.3)%	(22.5)%	(0.1)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with theother per Unit information.